Quarterly Holdings Report
for
Fidelity® SAI International Quality Index Fund
January 31, 2022

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
IQI-NPRT1-0422
1.9898216.101
Common Stocks - 98.6%
	Shares	Value ($)
Australia - 8.1%
ALS Ltd.	77,692	652,215
Altium Ltd.	19,654	502,436
ASX Ltd.	31,177	1,849,063
BHP Group Ltd. (a)	474,411	15,214,630
carsales.com Ltd.	45,409	718,246
CSL Ltd.	67,301	12,467,020
Fortescue Metals Group Ltd.	272,717	3,829,522
Magellan Financial Group Ltd.	23,087	307,194
Medibank Private Ltd.	443,516	971,864
Newcrest Mining Ltd.	131,620	2,041,606
Rio Tinto Ltd.	59,782	4,753,010
SEEK Ltd.	56,940	1,179,979
TOTAL AUSTRALIA		44,486,785
Austria - 0.2%
Verbund AG	10,966	1,161,411
Bailiwick of Jersey - 2.3%
Experian PLC	156,135	6,521,431
Ferguson PLC	37,390	5,881,096
TOTAL BAILIWICK OF JERSEY		12,402,527
Belgium - 0.3%
Proximus	25,041	511,352
Sofina SA	2,537	1,010,102
TOTAL BELGIUM		1,521,454
Cayman Islands - 0.1%
Chow Tai Fook Jewellery Group Ltd.	354,200	622,320
Denmark - 5.5%
Coloplast A/S Series B	19,132	2,782,219
Genmab A/S (b)	10,576	3,601,443
GN Store Nord A/S	22,252	1,346,557
Novo Nordisk A/S Series B	159,857	15,900,705
Novozymes A/S Series B	33,818	2,321,520
Pandora A/S	16,104	1,751,145
Royal Unibrew A/S	6,680	767,969
SimCorp A/S	6,522	608,112
Tryg A/S	57,985	1,374,003
TOTAL DENMARK		30,453,673
Finland - 1.2%
Elisa Corp. (A Shares)	24,253	1,424,665
Kone OYJ (B Shares)	64,955	4,206,756
Orion Oyj (B Shares)	17,091	694,967
TOTAL FINLAND		6,326,388
France - 7.7%
bioMerieux SA	7,625	894,129
Edenred SA	40,195	1,726,471
Hermes International SCA	5,610	8,422,959
L'Oreal SA	33,214	14,187,249
La Francaise des Jeux SAEM (c)	19,994	827,824
LVMH Moet Hennessy Louis Vuitton SE	18,572	15,254,622
Remy Cointreau SA	3,743	780,540
TOTAL FRANCE		42,093,794
Germany - 7.5%
Allianz SE	64,356	16,523,575
Beiersdorf AG	15,827	1,574,209
Deutsche Borse AG	30,598	5,438,869
LEG Immobilien AG	11,730	1,556,087
Nemetschek Se	8,928	825,234
SAP SE	123,522	15,497,214
TOTAL GERMANY		41,415,188
Hong Kong - 2.2%
Hong Kong Exchanges and Clearing Ltd.	191,900	10,952,834
Power Assets Holdings Ltd.	220,000	1,351,815
TOTAL HONG KONG		12,304,649
Israel - 0.5%
NICE Systems Ltd. (b)	10,165	2,591,507
Italy - 0.9%
Azimut Holding SpA	17,995	484,048
DiaSorin SpA	3,154	486,225
FinecoBank SpA	98,221	1,651,317
Italgas SpA	78,184	518,706
Recordati SpA	16,166	905,627
Reply SpA	3,615	607,503
TOTAL ITALY		4,653,426
Japan - 15.2%
BayCurrent Consulting, Inc.	2,200	834,941
Benefit One, Inc.	12,400	377,126
Capcom Co. Ltd.	26,200	632,488
Chugai Pharmaceutical Co. Ltd.	102,800	3,338,922
Daito Trust Construction Co. Ltd.	11,100	1,272,799
Disco Corp.	4,800	1,319,778
GMO Payment Gateway, Inc.	7,100	623,038
Hoya Corp.	59,500	7,715,267
Japan Exchange Group, Inc.	86,400	1,777,321
Japan Tobacco, Inc.	177,100	3,535,781
Kakaku.com, Inc.	21,000	434,943
KDDI Corp.	267,200	8,536,697
Keyence Corp.	24,300	12,464,021
Kobayashi Pharmaceutical Co. Ltd.	9,400	732,006
Lion Corp.	48,200	629,779
M3, Inc.	68,900	2,648,970
Nihon M&A Center Holdings, Inc.	48,200	758,823
Nintendo Co. Ltd.	19,100	9,359,796
Nippon Shinyaku Co. Ltd.	9,800	640,634
Nippon Telegraph & Telephone Corp.	207,300	5,932,456
Nissan Chemical Corp.	23,200	1,258,793
NOF Corp.	12,900	590,693
OBIC Co. Ltd.	10,700	1,767,872
Shimadzu Corp.	44,300	1,598,421
SHIMANO, Inc.	13,600	3,049,693
Shionogi & Co. Ltd.	45,700	2,604,564
Sompo Holdings, Inc.	7,700	360,310
Square Enix Holdings Co. Ltd.	14,400	706,147
T&D Holdings, Inc.	94,800	1,400,984
TechnoPro Holdings, Inc.	17,500	447,688
Trend Micro, Inc.	22,700	1,204,294
Unicharm Corp.	72,000	2,782,333
USS Co. Ltd.	35,800	584,281
Yakult Honsha Co. Ltd.	25,900	1,313,169
ZOZO, Inc.	18,100	482,319
TOTAL JAPAN		83,717,147
Netherlands - 6.6%
Adyen BV (b)(c)	4,904	9,979,138
Arcadis NV	12,025	526,396
ASML Holding NV (Netherlands)	28,102	19,033,325
BE Semiconductor Industries NV	11,767	986,644
Euronext NV (c)	15,869	1,529,967
Wolters Kluwer NV	43,082	4,384,825
TOTAL NETHERLANDS		36,440,295
New Zealand - 0.3%
Fisher & Paykel Healthcare Corp.	92,825	1,707,844
Norway - 0.3%
Entra ASA (c)	29,331	645,994
Gjensidige Forsikring ASA	30,598	747,402
TOTAL NORWAY		1,393,396
Singapore - 0.2%
Singapore Exchange Ltd.	132,500	917,135
Spain - 0.4%
Enagas SA	40,082	866,656
Red Electrica Corporacion SA	69,710	1,405,230
TOTAL SPAIN		2,271,886
Sweden - 4.3%
Atlas Copco AB (A Shares)	157,274	9,308,430
Avanza Bank Holding AB	18,965	600,025
Epiroc AB (A Shares)	152,541	3,255,093
Hexagon AB (B Shares)	317,270	4,279,360
Kinnevik AB (B Shares) (b)	40,444	1,208,816
Lifco AB	34,128	799,969
MIPS AB	4,217	419,270
Nordnet AB	26,170	407,861
Sectra AB (B Shares)	21,394	352,397
Swedish Match Co. AB	254,449	1,968,744
Thule Group AB (c)	15,324	739,635
Vitrolife AB	9,440	388,195
TOTAL SWEDEN		23,727,795
Switzerland - 19.2%
Belimo Holding AG (Reg.)	1,585	875,269
Bucher Industries AG	1,073	494,047
Ems-Chemie Holding AG	1,092	1,104,538
Geberit AG (Reg.)	5,777	3,925,071
Interroll Holding AG	116	490,983
Kuehne & Nagel International AG	8,168	2,306,538
Logitech International SA (Reg.)	27,878	2,342,577
Nestle SA (Reg. S)	179,668	23,202,024
Novartis AG	220,472	19,156,713
Partners Group Holding AG	3,655	5,095,797
Roche Holding AG (participation certificate)	52,406	20,281,090
Schindler Holding AG (participation certificate)	9,703	2,435,298
SGS SA (Reg.)	978	2,788,837
Sonova Holding AG	8,712	3,103,563
Swisscom AG	4,088	2,336,600
Tecan Group AG	2,040	991,873
Temenos Group AG	10,818	1,296,698
VAT Group AG (c)	4,348	1,773,147
Zurich Insurance Group Ltd.	24,231	11,589,890
TOTAL SWITZERLAND		105,590,553
United Kingdom - 15.6%
Admiral Group PLC	43,528	1,850,844
Ashtead Group PLC	72,359	5,175,696
AstraZeneca PLC (United Kingdom)	154,020	17,916,843
Auto Trader Group PLC (c)	156,053	1,414,097
Big Yellow Group PLC	27,826	561,454
Diageo PLC	298,195	15,047,337
Direct Line Insurance Group PLC	216,640	893,019
Games Workshop Group PLC	5,278	565,896
GlaxoSmithKline PLC	19,659	438,710
Halma PLC	61,140	2,072,260
Hargreaves Lansdown PLC	57,290	1,040,142
IG Group Holdings PLC	69,502	765,136
IMI PLC	45,281	1,011,704
Intermediate Capital Group PLC	47,365	1,223,229
M&G PLC	418,699	1,225,415
Persimmon PLC	51,388	1,674,196
RELX PLC (London Stock Exchange)	319,255	9,820,413
Rightmove PLC	141,004	1,242,739
Rio Tinto PLC	171,895	12,116,087
Rotork PLC	140,777	647,029
Safestore Holdings PLC	33,951	582,103
Sage Group PLC	180,496	1,763,803
Schroders PLC	19,656	901,244
Segro PLC	193,293	3,407,711
Softcat PLC	19,553	433,249
St. James's Place PLC	86,929	1,794,427
TOTAL UNITED KINGDOM		85,584,783
TOTAL COMMON STOCKS (Cost $488,956,580)		541,383,956

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d)	5,335,175	5,336,242
Fidelity Securities Lending Cash Central Fund 0.08% (d)(e)	15,973,403	15,975,000
TOTAL MONEY MARKET FUNDS (Cost $21,311,242)		21,311,242

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $510,267,822)	562,695,198
NET OTHER ASSETS (LIABILITIES) - (2.5)% (f)	(13,573,217)
NET ASSETS - 100.0%	549,121,981

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	70	Mar 2022	7,823,550	55,418	55,418

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,909,802 or 3.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)	Includes $308,388 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	6,762,264	16,881,059	18,307,081	685	-	-	5,336,242	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	-	18,265,062	2,290,062	2,692	-	-	15,975,000	0.1%
Total	6,762,264	35,146,121	20,597,143	3,377	-	-	21,311,242

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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